Other Assets (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets

(in millions)	2017	2016
Supplemental Executive Retirement Plan assets	$130	$115
Equity investment - Belize Electricity	73	78
Renewable Energy Credits (Note 8 (xv))	62	39
Defined benefit pension plan assets (Note 24)	31	32
Other investments	29	21
Deferred compensation plan assets	24	24
Equity investment - Wataynikaneyap Partnership	22	3
Other (1)	109	94
	$480	$406

(1)
Other assets are generally recorded at cost and recovered/amortized over the estimated period of future benefit, where applicable. Other assets also includes the fair value of derivative instruments (Note 28).